AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 18, 2001

1933 Act File No. 333-62360
1940 Act File No. 811-2365

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2/A

(Check appropriate box or boxes)

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.  2  [X]

Post-Effective Amendment No. __ [_]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 18 [X]

CNA Income Shares, Inc.
(Exact Name of Registrant Specified in Charter)

CNA Plaza
Chicago, Illinois 60685
(Address of Principal Executive Offices)

(312) 822-4181
(Registrant's Telephone Number, Including Area Code)

Lynne Gugenheim, Esq.
Continental Assurance Company
CNA Plaza
23-S
Chicago, Illinois 60685
Name and Address (Number, Street, State, Zip Code) of Agent for Service

With copies to:

Stuart H. Coleman, Esq. Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038	Lynne Gugenheim, Esq. Continental Assurance Company CNA Plaza 23-S Chicago, Illinois 60685

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                              Proposed Maximum      Proposed Maximum
                                             Offering Price Per    Aggregate Offering        Amount of
Title of Securities        Amount Being            Unit(1)              Price(1)           Registration
Being Registered            Registered                                                       Fee(1)(2)

Auction Rate
Cumulative Preferred
Shares, par value
$0.01 per share             1,200                 $25,000           $ 30,000,000           $      7,500

(1) (2)	Estimated solely for the purpose of calculating the registration fee. Registration fee previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PART C -- OTHER INFORMATION

ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS

(1)	FINANCIAL STATEMENTS:

(i)	Schedule of Investments as of December 31, 2000.
(ii)	Balance Sheet as of December 31, 2000.
(iii)	Statement of Assets and Liabilities for the year ended December 31, 2000.
(iv)	Statement of Cash Flows for the year ended December 31, 2000.
(v)	Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999.
(vi)	Financial Highlights for each Share of Common Stock Outstanding for the five years ended December 31, 2000.
(vii)	Notes to Financial Statements for the years ended December 31, 1999 and December 31, 2000.
(viii)	Independent Auditors' Report dated February 16, 2001.

Statements, schedules and historical information other than these listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)	EXHIBITS

(a)(1) (2) (b) (c)	Articles of Incorporation* Articles of Amendment filed with State of Maryland on July 12, 2001* By-Laws* Not applicable

(d)(1)	Articles Supplementary -- Auction Rate Cumulative Preferred Shares, Series T*

(d)(2)	Form of specimen certificate of Auction Rate Cumulative Preferred Shares Series T

(2)	Form of specimen certificate of Auction Rate Cumulative Preferred Shares Series T*

(e)(1)	Dividend Reinvestment Plan of Registrant*

(2)	Automatic Dividend Investment Plan Agreement*

(f)	Not applicable

(g)(1)	Investment Advisory Agreement between Registrant and Continental Assurance Company*

(2)	Form of Investment Advisory Agreement between Registrant and Highland Capital Management, L.P.*

(h)(1) (2)	Form of Underwriting Agreement* Form of Agreement Among Underwriters*

(i)	Not applicable

(j)	Custody Agreement between Registrant and Chase Manhattan Bank*

(k)(l)	Credit Facility Agreement between the Registrant and The First National Bank of Chicago dated June 2, 1997*

(2)	Form of Auction Agency Agreement*

(3)	Form of Broker-Dealer Agreement*

(4)	Form of DTC Letter of Representation as to Preferred Shares*

(l)(1) (2) (m) (n) (o) (p) (q) (r) (s)	Opinion and Consent of Stroock & Stroock & Lavan LLP

Opinion and Consent of Ballard Sphar Andrews & Ingersoll, LLP

Not applicable

Consent of Independent Auditors

Not applicable

Not applicable

Not applicable

Code of Ethics of Registrant

Power of Attorney

*	Previously filed.

ITEM 25.	MARKETING ARRANGEMENTS See Form of Underwriting Agreement.

ITEM 26.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

                         The following table sets forth the expenses to be incurred in connection with the Offer described in this Registration Statement:

Registration fees Rating Agency fees Costs of printing and engraving Accounting fees and expenses Legal fees and expenses Miscellaneous Total	$ 7,500 $ 55,000 $ 20,000 $ 15,000 $ 76,500 $ 10,000 $184,000 =========

ITEM 27.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 28.	NUMBER OF HOLDERS OF SECURITIES (AS OF April 30, 2001)

Title of Class Common Stock	Number of Record Holders 3,227

ITEM 29.	INDEMNIFICATION

           Reference is made to the Registrant's Articles of Amendment filed as Exhibit a (2), the Registrant's Amended and Restated By-laws filed as Exhibit (b), the Underwriting Agreement filed as Exhibit h(1) and the Investment Advisory Agreement filed as Exhibit g(1), which provide for indemnification or contribution. The Registrant's officers, Directors and agents also have the benefit of the Maryland General Corporation law provisions regarding indemnification and insurance, including but not limited to Section 2-418 and Section 2-405.2 thereof, subject also to the indemnification permitted under Sections 17(h) and 17(i) of the 1940 Act and the regulations and releases promulgated by the Securities and Exchange Commission thereunder.

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                         The description of the business of Continental Assurance Company is set forth under the caption "Management of the Fund" in the Prospectus forming part of this Registration Statement.

                         The information as to the Directors and officers of Continental Assurance Company set forth in Continental Assurance Company's Form ADV filed with the Securities and Exchange Commission on January 30, 2001 (File No. 109-803) and as amended through the date hereof is incorporated herein by reference.

                         The description of the business of Highland Capital Management, L.P. is set forth under the caption "Management of the Fund" in the Prospectus forming part of this Registration Statement.

                         The information as to the Directors and officers of Highland Capital Management, L.P. set forth in Highland Capital Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on March 28, 2001 (File No. 801-54874) and as amended through the date hereof is incorporated herein by reference.

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS

                         The accounts and records of the Registrant will be maintained at its offices and at the offices of Continental Assurance Company, the Fund's investment adviser, located at CNA Plaza - 23 South, Chicago, Illinois 60685.

                         The Chase Manhattan Bank, located at 3 Chase Metro Tech Center, 6th floor, Brooklyn, New York 11245, maintains all records in its capacity as Custodian for the Registrant's assets. The Bank of New York, located at 101 Barclay Street, 12 West, New York, New York, 10286 maintains all records required in its capacity as the Registrant's Registrar and Transfer Agent. J.P. Morgan Investor Services Co., located at 73 Tremont Street, Boston, Massachusetts 02108, mainstains all records required in its capacity as the Registrar' Accountant.

ITEM 32.	MANAGEMENT SERVICES Not applicable.

ITEM 33.	UNDERTAKINGS

          (1) The Registrant hereby undertakes to suspend the offering of its Preferred Shares until it amends its Prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

          (2) Not applicable.

          (3) Not applicable.

          (4) Not applicable.

          (5) The Registrant hereby undertakes that:

(a) for the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

          (6) The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 18th day of July, 2001.

CNA INCOME SHARES, INC. By: /s/Marilou McGirr* Marilou McGirr, President and Chairman

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ EDWARD S. BOTTUM* EDWARD S. BOTTUM	Board Member	July 18, 2001

/s/ FRANKLIN A. COLE* FRANKLIN A. COLE	Board Member	July 18, 2001

/s/ RICHARD W. DUBBERKE* RICHARD W. DUBBERKE	Board Member, Vice President and Treasurer (Principal Financial and Accounting Officer)	July 18, 2001

/s/ MARILOU R. MCGIRR* MARILOU R. MCGIRR	Chairman of the Board and President (Principal Executive Officer)	July 18, 2001

/s/ DAVID G. TAYLOR* DAVID G. TAYLOR	Board Member	July 18, 2001

/s/ DAVID J. VITALE* DAVID J. VITALE	Board Member	July 18, 2001

*By: /s/ Marilou McGirr attorney-in-fact

Form N-2
CNA Income Shares, Inc.
Exhibit Index

Exhibit Number	Document Number

(d)(2)	Form of specimen certificate of Auction Rate Cumulative Preferred Shares Series T

(l)(1)	Opinion and Consent of Stroock & Stroock & Lavan LLP

(1)(2)	Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

(n)	Consent of Independent Auditors

(r)	Code of Ethics of Registrant